Consolidated balance sheets - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets [abstract]
Property, plant and equipment	$ 11,545	$ 12,263
Right-of-use assets	1,561	1,676
Goodwill	29,595	29,999
Intangible assets other than goodwill	34,182	36,809
Investments in associated companies	205	9,632
Deferred tax assets	3,743	3,933	[1]
Financial assets	3,036	2,901
Other non-current assets	2,210	892
Total non-current assets	86,077	98,105
Current assets [abstract]
Inventories	6,666	7,131
Current trade receivables	8,005	8,217
Income tax receivable	278	239
Marketable securities, commodities, time deposits and derivative financial instruments	15,922	1,905
Cash and cash equivalents	12,407	9,658
Other current assets	2,440	2,523
Total current assets	45,718	29,673
Total assets	131,795	127,778
Equity [abstract]
Share capital	901	913
Treasury shares	(48)	(53)
Reserves	66,802	55,738
Equity attributable to Novartis AG shareholders	67,655	56,598
Non-controlling interests	167	68
Total equity	67,822	56,666
Non-current liabilities [abstract]
Financial debts	22,902	26,259
Lease liabilities	1,621	1,719
Deferred tax liabilities	3,070	3,141	[1]
Provisions and other non-current liabilities	6,172	6,934
Total non-current liabilities	33,765	38,053
Current liabilities [abstract]
Trade payables	5,553	5,403
Financial debts and derivative financial instruments	6,295	9,785
Lease liabilities	275	286
Current income tax liabilities	2,415	2,458
Provisions and other current liabilities	15,670	15,127
Total current liabilities	30,208	33,059
Total liabilities	63,973	71,112
Total equity and liabilities	$ 131,795	$ 127,778

[1]	The December 31, 2020 deferred tax assets and deferred tax liabilities balances have been adjusted to conform with the 2021 presentation, see Note 12 for additional disclosures.